INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Schedule of investments

	December 31	December 31
	2020	2019

Common shares held	$4,241	$1,289
Warrants held	—	40

Total investments	4,241	1,329
Less: current investments	—	405

Non-current investments	$4,241	$924